DISAGGREGATION OF REVENUE: (Tables)	12 Months Ended
Dec. 31, 2021
DISAGGREGATION OF REVENUE:
Summary of revenue disaggregated by source and geography

The following table presents our revenue disaggregated by source (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020	2019
Sonic	$484,728	$290,128	$157,797
Aura	68,738	41,391	23,310
Total revenue	$553,466	$331,519	$181,107

The following table presents our revenue disaggregated by geography, based on the invoice address of the customers (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020	2019
United States	$199,240	$105,634	$52,079
EMEA	$134,496	90,380	74,868
APAC	$98,451	67,917	34,548
Ireland	$88,926	45,521	3,691
Israel	$15,989	12,752	10,062
Other	$16,364	9,315	5,859
Total revenue	$553,466	$331,519	$181,107